Baillie Gifford Emerging Markets Fund
Baillie Gifford Emerging Markets Fund
BAILLIE GIFFORD FUNDS The Emerging Markets Fund Supplement dated July 1, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
9. The section titled “Shareholder Fees” under “Fees and Expenses” for The Emerging Markets Fund on page 21 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford Emerging Markets Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.20%	0.20%	0.20%	0.20%	0.20%
Redemption Fees (as a percentage of amount redeemed)	0.25%	0.25%	0.25%	0.25%	0.25%

10. The expense tables under the section titled “Example of Expenses” for The Emerging Markets Fund on page 21 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford Emerging Markets Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	142	347	569	1,210
Class 2	134	322	526	1,116
Class 3	127	300	489	1,034
Class 4	123	291	472	998
Class 5	118	275	445	939

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford Emerging Markets Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	116	319	539	1,172
Class 2	108	294	596	1,079
Class 3	101	272	458	996
Class 4	97	262	442	960
Class 5	92	247	414	901